Offsetting, Enforceable Master Netting Arrangements and Similar Agreements - Summary of Financial Instruments Set Off in Statement of Financial Position (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross amounts of recognized financial assets	€ 5,823	€ 8,114
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	5,823	8,114
Related amounts not set off in the statements of financial position, Financial instruments	4,973	6,427
Related amounts not set off in the statements of financial position, Cash collateral received (excluding surplus collateral)	821	1,486
Net amount	30	201
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	5,185	6,689
Gross amounts of recognized financial assets set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	5,185	6,689
Related amounts not set off in the statements of financial position, Financial instruments	5,145	6,570
Related amounts not set off in the statements of financial position, Cash collateral pledged (excluding surplus collateral)	2	20
Net amount	38	99
Derivatives [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross amounts of recognized financial assets	5,823	8,114
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	5,823	8,114
Related amounts not set off in the statements of financial position, Financial instruments	4,973	6,427
Related amounts not set off in the statements of financial position, Cash collateral received (excluding surplus collateral)	821	1,486
Net amount	30	201
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	5,185	6,689
Gross amounts of recognized financial assets set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	5,185	6,689
Related amounts not set off in the statements of financial position, Financial instruments	5,145	6,570
Related amounts not set off in the statements of financial position, Cash collateral pledged (excluding surplus collateral)	2	20
Net amount	€ 38	€ 99